Basis of preparation (Tables)	12 Months Ended
Jun. 30, 2020
Basis of preparation
Schedule of Information About Financial Statements and Amounts of Affiliated Entities Explanatory

	2019	2020
	RMB	RMB
Total non-current assets	687,407	957,020
Total current assets*	1,313,326	1,153,200
Total assets	2,000,733	2,110,220
Total non-current liabilities	7,270	23,064
Total current liabilities	635,670	554,943
Total liabilities	642,940	578,007

* Intercompany receivables due from the WOFE and its subsidiaries have been eliminated upon consolidation.

	2018	2019	2020
	RMB	RMB	RMB
Revenue	1,110,470	1,087,054	1,049,023
Profit before tax	221,057	202,157	224,618
Net profit	177,088	152,713	171,970